SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (30,113,504)	$ (7,446,001)	$ (9,766,164)
Tax credit at PRC corporate income tax rate of 25%	(7,528,376)	(1,861,500)	(2,441,541)
Tax effect of entity at preferential tax rate	1,408,447	576,274	453,498
Adjustments of impact from prior period NOL		248,522
Non-deductible expenses	3,516,242	14,467	2,237
Permanent differences		(83,542)
Changes in valuation allowance	2,603,687	1,105,779	1,988,014
Total			$ 2,208